Basis of Financial Statements - Change in Accounting Principles for Dun and Bradstreet (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income Statement [Abstract]
Income tax expense (benefit)	$ 5.9	$ 2.6	$ (1.3)	$ (2.9)
Equity in losses of unconsolidated affiliates	(21.1)	(19.6)	(42.5)	(20.7)
Net earnings (loss)	18.9	(22.4)	(1.0)	(27.7)
Net earnings attributable to Cannae Holdings	$ 23.4	$ (19.8)	$ 6.6	$ (20.9)
Basic
Basic earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.33	$ (0.28)	$ 0.09	$ (0.30)
Diluted
Diluted earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.33	$ (0.28)	$ 0.09	$ (0.30)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ 18.9	$ (22.4)	$ (1.0)	$ (27.7)
Unrealized gain relating to investments in unconsolidated affiliates	2.3		8.2
Comprehensive earnings attributable to Cannae Holdings, Inc.	29.9	(3.6)	19.4	(9.3)
Condensed Consolidated Balance Sheet
Investments in unconsolidated affiliates	887.2		887.2		$ 397.2
Deferred tax asset	15.3		15.3		16.9
Retained earnings	72.9		72.9		45.8
Additional paid-in capital	1,152.0		1,152.0		1,146.2
Accumulated other comprehensive loss	(59.4)		(59.4)		$ (67.2)
As Reported
Income Statement [Abstract]
Income tax expense (benefit)	8.5		3.7
Equity in losses of unconsolidated affiliates	(22.4)		(19.5)
Net earnings (loss)	15.0		17.0
Net earnings attributable to Cannae Holdings	$ 19.5		$ 24.6
Basic
Basic earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.27		$ 0.34
Diluted
Diluted earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.27		$ 0.34
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ 15.0		$ 17.0
Unrealized gain relating to investments in unconsolidated affiliates	5.3		11.5
Comprehensive earnings attributable to Cannae Holdings, Inc.	29.0	$ 16.7	40.7	$ 16.7
Condensed Consolidated Balance Sheet
Investments in unconsolidated affiliates	913.3		913.3
Deferred tax asset	9.4		9.4
Retained earnings	90.9		90.9
Additional paid-in capital	1,150.9		1,150.9
Accumulated other comprehensive loss	(56.1)		(56.1)
Difference
Income Statement [Abstract]
Income tax expense (benefit)	(2.6)		(5.0)
Equity in losses of unconsolidated affiliates	1.3		(23.0)
Net earnings (loss)	3.9		(18.0)
Net earnings attributable to Cannae Holdings	$ 3.9		$ (18.0)
Basic
Basic earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.06		$ (0.25)
Diluted
Diluted earnings per share attributable to Cannae Holdings common shareholders (in usd per share)	$ 0.06		$ (0.25)
Condensed Consolidated Statements of Comprehensive Earnings
Net earnings (loss)	$ 3.9		$ (18.0)
Unrealized gain relating to investments in unconsolidated affiliates	(3.0)		(3.3)
Comprehensive earnings attributable to Cannae Holdings, Inc.	0.9		(21.3)
Condensed Consolidated Balance Sheet
Investments in unconsolidated affiliates	(26.1)		(26.1)
Deferred tax asset	5.9		5.9
Retained earnings	(18.0)		(18.0)
Additional paid-in capital	1.1		1.1
Accumulated other comprehensive loss	$ (3.3)		$ (3.3)